STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			85 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Statements Of Operations
Revenue
Expenses
Consulting Fees	6,580		4,455	302,757
Data acquisition cost				19,300
Director and management fees - related party (Note 7)	15,000	445,000	15,000	879,583
General and administrative	26,928	44,859	58,548	651,884
General and administrative - related party (Note 7)	11,296	10,736	9,398	97,391
General and administrative - stock-based compensation	7,650	9,963	19,800	4,325,999
Litigation expenses			6,579	711,444
Travel	27,177	15,811	18,500	326,831
Total Expenses	104,631	526,369	132,280	7,315,189
Operating Loss	(104,631)	(526,369)	(132,280)	(7,315,189)
Other income and expenses
Other income	5,000		270,000	275,000
Interest income				53,004
Net income (loss)	$ (99,631)	$ (526,369)	$ 137,720	$ (6,987,185)
Net income (loss) per common share (Note 5) - basic	$ 0.00	$ (0.02)	$ 0.01
Net income (loss) per common share (Note 5) - fully diluted	$ 0.00	$ (0.02)	$ 0.01
Weighted average number of common (Note 5) shares outstanding - basic	32,010,663	25,948,368	25,943,893
Weighted average number of common (Note 5) shares outstanding - fully diluted	32,010,663	25,948,368	26,302,984